Debt and Finance Leases (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term Debt and Capital Leases
Long-term debt and finance leases consisted of the following:

(In millions, except rates)	December 31, 2019	December 31, 2018	December 31, 2019 Interest rate %

Recourse debt:
Senior Notes, due 2024	$—	$733	6.250
Senior Notes, due 2026	1,000	1,000	7.250
Senior Notes, due 2027	1,230	1,230	6.625
Senior Notes, due 2028	821	821	5.750
Senior Notes, due 2029	733	—	5.250
Convertible Senior Notes, due 2048(a)	575	575	2.750
Senior Secured First Lien Notes, due 2024	600	—	3.750
Senior Secured First Lien Notes, due 2029	500	—	4.450
2023 Term Loan Facility (b)	—	1,698	L+ 1.75
Revolving Credit Facility (c)	83	—	L+ 1.75
Tax-exempt bonds	466	466	4.125 - 6.00
Subtotal recourse debt	6,008	6,523
Non-recourse debt:
Agua Caliente Borrower 1, due 2038	—	86	5.430
Midwest Generation, due 2019	—	48	4.390
Other	34	34	various
Subtotal all non-recourse debt	34	168
Subtotal long-term debt (including current maturities)	6,042	6,691
Finance leases	—	1	various
Subtotal long-term debt and finance leases (including current maturities)	6,042	6,692
Less current maturities	(88)	(72)
Less debt issuance costs	(65)	(70)
Discounts	(86)	(101)
Total long-term debt and finance leases	$5,803	$6,449
(a) The effective interest rate was 5.05% and 5.02% for the years ended December 31, 2019 and 2018, respectively
(b) As of December 31, 2018, the interest rate was 1-month LIBOR plus 1.75%
(c) As of December 31, 2019, the interest rate was 1-week LIBOR plus 1.75%

Debt includes the following discounts:

	As of December 31,
(In millions)	2019	2018
Term loan facility, due 2023	$—	$(4)
Midwest Generation, due 2019	—	(1)
Senior Secured First Lien Notes, due 2024 and 2029	(1)	—
Convertible Senior Notes, due 2048	(85)	(96)
Total discounts	$(86)	$(101)

Annual Payments Based On the Maturities of NRG's Debt
As of December 31, 2019, annual payments based on the maturities of NRG's debt are expected to be as follows:

(In millions)
2020(a)	$88
2021	6
2022	5
2023	4
2024	604
Thereafter	5,335
Total	$6,042
(a) Includes $83 million of Revolving Credit Facility balance outstanding as of December 31, 2019

Debt Redemption

(In millions, except percentages)	Principal Repurchased	Cash Paid (a)	Average Early Redemption Percentage
5.750% senior notes due 2028	$29	$30	99.24%
6.250% senior notes due 2022	14	15	103.25%
Total at June 30, 2018	$43	$45
6.250% senior notes due 2022	493	512	103.13%
5.750% senior notes due 2028	20	20	99.13%
6.625% senior notes due 2027	20	21	103.06%
Total at September 30, 2018	$576	$598
6.250% senior notes due 2022	485	508	103.13%
Total at December 31, 2018	$1,061	$1,106
(a) Includes accrued interest of $14 million
In addition, on or after May 15, 2021, NRG may redeem some or all of the notes at redemption prices expressed as percentages of principal amount as set forth in the following table, plus accrued and unpaid interest on the notes redeemed to the first applicable redemption date:

Redemption Period	Redemption Percentage
May 15, 2021 to May 14, 2022	103.625%
May 15, 2022 to May 14, 2023	102.417%
May 15, 2023 to May 14, 2024	101.208%
May 15, 2024 and thereafter	100.000%
In addition, on or after July 15, 2021, NRG may redeem some or all of the notes at redemption prices expressed as percentages of principal amount as set forth in the following table, plus accrued and unpaid interest on the notes redeemed to the first applicable redemption date:

Redemption Period	Redemption Percentage
July 15, 2021 to July14, 2022	103.313%
July 15, 2022 to July 14, 2023	102.208%
July 15, 2023 to July 14, 2024	101.104%
July 15, 2024 and thereafter	100.000%
In addition, on or after January 15, 2023, NRG may redeem some or all of the notes at redemption prices expressed as percentages of principal amount as set forth in the following table, plus accrued and unpaid interest on the notes redeemed to the first applicable redemption date:

Redemption Period	Redemption Percentage
January 15, 2023 to January 14, 2024	102.875%
January 15, 2024 to January 14, 2025	101.917%
January 15, 2025 to January 14, 2026	100.958%
January 15, 2026 and thereafter	100.000%
In addition, on or after June 15, 2024, NRG may redeem some or all of the notes at redemption prices expressed as percentages of principal amount as set forth in the following table, plus accrued and unpaid interest on the notes redeemed to the first applicable redemption date:

Redemption Period	Redemption Percentage
June 15, 2024 to June 14, 2025	102.625%
June 15, 2025 to June 14, 2026	101.750%
June 15, 2026 to June 14, 2027	100.875%
June 15, 2027 and thereafter	100.000%

Schedule of Tax Exempt Bonds
Tax Exempt Bonds

	As of December 31,
(In millions, except rates)	2019	2018	Interest Rate %
Indian River Power, tax exempt bonds, due 2040	$57	$57	6.000
Indian River Power LLC, tax exempt bonds, due 2045	190	190	5.375
Dunkirk Power LLC, tax exempt bonds, due 2042	59	59	5.875
City of Texas City, tax exempt bonds, due 2045	33	33	4.125
Fort Bend County, tax exempt bonds, due 2038	54	54	4.750
Fort Bend County, tax exempt bonds, due 2042	73	73	4.750
Total	$466	$466